Related Parties	9 Months Ended
Sep. 30, 2016
Related Parties [Abstract]
RELATED PARTIES
NOTE 6:-	RELATED PARTIES

a.	Balances with related parties:

	September 30,	December 31,
	2016	2015
	Unaudited

Trade receivables	$226	$226
Allowance for doubtful debts	(226)	(226)

Trade receivables, net	$-	$-

b.	Transactions with related parties:

	Nine months ended September 30,
	2016	2015
	Unaudited

Revenues	$-	$226

Bad debt expenses (*)	$-	$(226)

*)	Recorded under general and administrative expenses on the consolidated statements of operations.